MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2012
MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION [Abstract]
MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION
Note 17:-	Major customer and geographic information

a.	The Company manages its business on the basis of one reportable segment. The data is presented in accordance with Accounting Standard Codification 280, "Segments Reporting" ("ASC 280"). The following is a summary of revenue and long-lived assets by geographic area. Revenues are attributed to geographic areas based on the location of end customers.

The following table presents total revenues for the years ended December 31, 2010, 2011 and 2012, respectively:

	Year ended December 31,
	2010	2011	2012

Australia	$82,327	$88,229	$88,935
USA	30,916	59,735	86,759
Canada	13,668	29,695	40,322
Israel	31,707	38,592	36,373
Europe	24,022	22,880	20,749
Rest of World	16,151	20,540	23,426

	$198,791	$259,671	$296,564

The following table presents total long-lived assets as of December 31, 2011 and 2012:

	December 31,
	2011	2012

Israel	$65,912	$68,041
Australia	881	2,315
USA	1,628	1,077
Canada	1,045	1,407
Rest of World	191	147

	$69,657	$72,987

b.	Major customer data as a percentage of total revenues:

The Company had one major customer that accounted for more than 10% of revenues in 2010.

	Year ended December 31,
	2010	(*) 2011	(*) 2012

U.S. Quartz	15.6%	-	-

(*)	See Note 1(b).